Repurchase Agreements	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Repurchase Agreements
7.	REPURCHASE AGREEMENTS
Securities sold under agreements to repurchase at a specified future date are not derecognized from the Statement of financial position as the Bank retains substantially all of the risks and rewards of ownership. The corresponding cash received is recognized in the consolidated Statement of financial position as an asset with a corresponding obligation to return it, including accrued interest as a liability within cash collateral on securities lent and repurchase agreements, reflecting the transaction’s economic substance as a loan to the Bank. The difference between the sale and repurchase prices is treated as interest expense and is accrued over the life of agreement using the effective interest method. When the counterparty has the right to sell or re-pledge
the securities, the Bank reclassifies those securities in its Statement of financial position to “Financial Assets delivered as guarantee”.
Conversely, securities purchased under agreements to resell at a specified future date are not recognized in the Statement of financial position. The consideration paid, including accrued interest, is recorded in the Statement of financial position, within cash collateral on securities borrowed and reverse repurchase agreements, reflecting the transaction’s economic substance as a loan by the Bank. The difference between the purchase and resale prices is recorded in net interest income and is accrued over the life of the agreement using the effective interest method.
If securities purchased under an agreement to resell are subsequently sold to third parties, the obligation to return the securities is recorded in “Liabilities at fair value through profit or loss”.
As of December 31, 2025 and 2024, the Bank has repurchase agreements of government and private securities, in absolute value, for 181,151,259 and 24,937,296, respectively. Maturity of the repurchase agreements as of December 2025 will occur during the month of January 2026. Furthermore, the securities received guarantee repurchase agreements as of December 31, 2025, amount to 5,906,250, and are recognized as an off balance sheet transaction, while the securities delivered that guarantee repurchase agreements as of December 31, 2024 amount to 30,291,314, and are recorded as “Financial assets delivered in guarantee” of the consolidated Financial Statements.
Profit generated by the Bank as a result of its reverse repurchase agreements arranged during the fiscal years ended on December 31, 2025, 2024 and 2023, amount to 12,781,269, 391,599,824 and 564,103,125, respectively, and were accounted for in “Interest income” in the Statement of income. In addition, losses generated by the Bank as a result of its repurchase agreements arranged during the fiscal years ended on December 31, 2025, 2024 and 2023, amount to 8,091,163, 10,876,608 and 39,743,187, respectively, and are recognized as “Interest expense” in the Statement of income.